UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09261

FOXBY CORP.
(Exact name of registrant as specified in charter)

11 Hanover Square New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Russell L. Kamerman, Esq.
Foxby Corp.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900
Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

	FOXBY CORP.
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2018
	(Unaudited)

Shares		Value
	Common Stocks (98.18%)
	Apparel and Accessory Stores (3.31%)
8,000	Hanesbrands Inc. (a)	$ 147,360
3,600	The GAP, Inc. (a)	112,320
		259,680

	Automotive Dealers and Gasoline Service Stations (3.44%)
2,300	AutoNation, Inc. (a) (b)	107,594
250	AutoZone, Inc. (a) (b)	162,172
		269,766

	Building Construction General Contractors And Operative Builders (2.30%)
2,550	LGI Homes, Inc. (a) (b)	179,954

	Building Materials, Hardware, Garden Supply (0.96%)
1,200	Tractor Supply Company (a)	75,624

	Business Services (14.02%)
500	Alphabet Inc. Class A (a) (b)	518,570
11,069	GlobalSCAPE, Inc.	40,734
2,400	Omnicom Group Inc. (a)	174,408
3,300	Robert Half International Inc. (a)	191,037
2,200	WPP plc ADR	175,010
		1,099,759

	Chemical and Allied Products (8.19%)
950	Amgen Inc. (a)	161,956
500	Biogen Inc. (a) (b)	136,910
2,500	Gilead Sciences, Inc. (a)	188,475
1,375	United Therapeutics Corporation (a) (b)	154,495
		641,836

	Communications (4.00%)
13,000	Discovery, Inc. (a) (b)	278,590
350	The Walt Disney Company (a)	35,154
		313,744

	Educational Services (2.79%)
2,500	Capella Education Company	218,375

	Electric, Gas, and Sanitary Services (2.51%)
5,250	SCANA Corporation (a)	197,138

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (3.37%)
3,000	Cirrus Logic, Inc. (a) (b)	121,890
3,250	Taiwan Semiconductor Manufacturing Co. Ltd.	142,220
		264,110

	Fabricated Metal Products, except Machinery and Transportation Equipment (1.41%)
750	Snap-on Incorporated (a)	110,655

	Food and Kindred Products (2.05%)
500	Molson Coors Brewing Company (a)	37,665
5,000	Pilgrim's Pride Corporation (a) (b)	123,050
		160,715

	Food Stores (2.14%)
7,000	The Kroger Co. (a)	167,580

	Health Services (2.68%)
1,300	Laboratory Corporation of America Holdings (a) (b)	210,275

	Holding and other Investment Offices (1.41%)
1,500	InterDigital, Inc. (a)	110,400

	Home Furniture, Furnishings, and Equipment Stores (2.35%)
2,500	Bed Bath & Beyond Inc. (a)	52,475
2,500	Williams-Sonoma, Inc. (a)	131,900
		184,375

	Industrial and Commercial Machinery and Computer Equipment (3.80%)
1,200	Apple Inc. (a)	201,336
2,250	Cisco Systems, Inc. (a)	96,503
		297,839

	Insurance Carriers (9.95%)
3,500	Berkshire Hathaway, Inc. Class B (a) (b)	698,180
100	White Mountains Insurance Group, Ltd. (a)	82,252
		780,432

	Miscellaneous Retail (4.39%)
2,000	CVS Health Corporation (a)	124,420
2,439	Dick's Sporting Goods, Inc. (a)	85,487
2,050	Walgreens Boots Alliance, Inc. (a)	134,213
		344,120

	Paper and Allied Products (0.79%)
1,588	Schweitzer-Mauduit International, Inc.	62,170

	Real Estate (2.30%)
5,000	Marcus & Millichap, Inc. (b)	180,300

	Retail Consulting and Investment (0.0%)
72,728	Amerivon Holdings LLC (b) (c)	-

	Security and Commodity Brokers, Dealers, Exchanges, and Services (10.89%)
900	Affiliated Managers Group, Inc. (a)	170,622
700	Diamond Hill Investment Group, Inc.	144,592
5,000	Federated Investors, Inc. (a)	167,000
3,221	GAMCO Investors, Inc.	79,977
4,500	Hennessy Advisors, Inc.	86,850
1,900	T. Rowe Price Group, Inc. (a)	205,143
		854,184

	Tobacco Products (1.27%)
1,000	Philip Morris International, Inc. (a)	99,400

	Transportation by Air (2.85%)
400	Allegiant Travel Company (a)	69,020
4,000	Hawaiian Holdings, Inc.	154,800
		223,820

	Transportation Equipment (4.35%)
4,250	General Motors Company (a)	154,445
5,500	Gentherm Incorporated (b)	186,725
		341,170

	Wholesale Trade - Nondurable Goods (0.66%)
365	McKesson Corporation (a)	51,418

	Total common stocks (Cost $6,825,810)	7,698,839

Units	Master Limited Partnerships (1.65%)
	Electric, Gas, and Sanitary Services (1.13%)
1,500	EQT Midstream Partners, LP (a)	88,545

	Mining And Quarrying Of Nonmetallic Minerals, Except Fuels (0.52%)
1,500	Ciner Resources LP	40,575

	Total master limited partnerships (Cost $148,553)	129,120

Shares	Preferred Stocks (2.89%)
	Communications (0.22%)
1,500	Frontier Communications Corp., Series A, 11.125%	17,160

	Water Transportation (1.56%)
1,734	Seaspan Corporation Series G 8.20%	41,494
3,500	Seaspan Corporation Series H 7.875%	81,025
		122,519

	Retail Consulting and Investment (1.11%)
207,852	Amerivon Holdings LLC (c)	87,298

	Total preferred stocks (Cost $671,808)	226,977

	Money Market Fund (5.42%)
425,137	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 1.35% (Cost $425,137)	425,137

	Total investments (Cost $8,071,308) (108.14%)	8,480,073
	Liabilities in excess of other assets (-8.14%)	(638,322)

	Net assets (100.00%)	$ 7,841,751

(a) All or a portion of this security has been pledged as collateral pursuant to the Liquidity Agreement. As of March 31, 2018, the value of securities pledged as collateral was $851,394.
(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued. See notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable or are earlier and less representative of current market value. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager's Valuation Committee under the direction of or pursuant to procedures approved by the Fund's Board of Directors, called "fair value pricing." Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common stocks	$ 7,698,839	$ -	$ 0	$ 7,698,839
Master limited partnership Preferred stocks	129,120 139,679	- -	- 87,298	129,120 226,977
Money market funds	425,137	-	-	425,137
Total investments, at value	$ 8,392,775	$ -	$ 87,298	$ 8,480,073

There were no securities transferred from level 1 on December 31, 2017 to level 2 on March 31, 2018.

The following is a reconciliation of level 3 assets:

	Common Stocks	Preferred Stocks	Total
Balance of level 3 assets at December 31, 2017	$ 0	$ 87,298	$ 87,298
Payment in-kind dividends	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-
Balance at March 31, 2018	$ 0	$ 87,298	$ 87,298
Net change in unrealized depreciation attributable to assets still held as level 3 at March 31, 2018	$ -	$ -	$ -

There were no transfers into or out of level 3 assets during the period.

The Investment Manager, under the direction of the Fund's Board of Directors, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund's Board of Directors.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of March 31, 2018:

	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Retail Consulting and Investment	$ 0	Value of liquidation preference per share	Discount rate due to lack of marketability	80%
Preferred stocks
Retail Consulting and Investment	$ 87,298	Value of liquidation preference per share	Discount rate due to lack of marketability	80%

Cost for Federal Income Tax Purposes
As of March 31,2018, for federal income tax purposes, subject to change, the aggregate cost of securities was $ 8,071,308 and net unrealized appreciation was $408,765, comprised of gross unrealized appreciation of $ 1,261,433 and gross unrealized depreciation of $ 852,668. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

ILLIQUID AND RESTRICTED SECURITIES
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be considered illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2018 were as follows:

	Acquisition Date	Cost	Value
Amerivon Holdings LLC preferred shares	9/20/07	$ 434,625	$ 87,298
Amerivon Holdings LLC common equity units	9/20/07	0	0
Total		$ 434,625	$ 87,298
Percent of net assets		6%	1%

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments which could adversely affect the value of such securities. Moreover, securities of foreign issuers and securities traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect U.S. investments in the securities of issuers domiciled in those countries.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Foxby Corp.

By : /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 21, 2018

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 21, 2018

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)